Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets
12. Intangible assets

Activity within intangible assets, for the year ended December 31, 2024 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2024	$—	$13,980	$18,983	$250	$33,213
Additions	—	—	1,591	—	1,591
Disposals	—	—	—	—	—
Reclassification	—	—	—	—	—
Amortization	—	—	(4,540)	(97)	(4,637)
December 31, 2024	$—	$13,980	$16,034	$153	$30,167

As of December 31, 2024
Cost	$2,153	$13,980	$37,854	$969	$54,956
Accumulated amortization	(2,153)	—	(21,820)	(816)	(24,789)
Net book value	$—	$13,980	$16,034	$153	$30,167
There were no write-offs of intangible assets for the year ended December 31, 2024.
Activity within intangible assets, net, for the year ended December 31, 2023 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2023	$179	$13,980	$21,509	$348	$36,016
Additions	—	—	1,832	—	1,832
Amortization	(179)	—	(4,358)	(98)	(4,635)
December 31, 2023	$—	$13,980	$18,983	$250	$33,213

As of December 31, 2023
Cost	$2,153	$13,980	$37,022	$969	$54,124
Accumulated amortization	(2,153)	—	(18,039)	(719)	(20,911)
Net book value	$—	$13,980	$18,983	$250	$33,213

As of December 31, 2023, the Company wrote off $9,700 of fully amortized core technology and $58,520 of fully amortized customer relationships since management concluded that these intangibles no longer had value in use.
Tradenames comprise indefinite-lived intangible assets, which have been allocated to the Mid-Atlantic business unit for purposes of impairment testing. No impairment was recognized in 2024, 2023, or 2022 (see Note 13 for additional information regarding impairment testing). In 2024, 2023, and 2022, for all other intangible assets, Management did not identify any events or changes in circumstances to indicate that the carrying amount may not be recoverable.